Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings.
Borrowings

34. Borrowings

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Included in non-current liabilities:
RMB borrowings, unsecured	830,700	—	—
MXN borrowings, unsecured	142,464	347,749	—
BRL borrowings, unsecured	—	164,031	—
Non-current portion of long‑term RMB borrowings, unsecured	7,300	—	—
Non-current portion of long‑term RMB borrowings, secured (i)	63,957	—	45,316
Non-current portion of long‑term BRL borrowings, secured (i)	—	115,224	154,237
Non-current portion of long‑term EUR borrowings, unsecured	—	69,864	—
Others	—	31,988	31,278
	1,044,421	728,856	230,831

Included in current liabilities:
RMB borrowings, unsecured	6,672,900	9,013,112	10,173,129
RMB borrowings, secured (i)	935,335	199,468	—
MXN borrowings, unsecured	62,609	300,166	—
USD borrowings, unsecured	—	970,362	1,595,415
USD borrowings, secured (i)	—	177,733	—
Current portion of long‑term RMB borrowings, unsecured	5,000	—	—
Current portion of long‑term RMB borrowings, secured (i)	21,346	—	24,944
Current portion of long‑term BRL borrowings, unsecured	—	—	406,641
Current portion of long‑term BRL borrowings, secured (i)	—	75,247	153,523
Current portion of long‑term EUR borrowings, unsecured	—	18,464	—
	7,697,190	10,754,552	12,353,652
(i)

The Group entered into several borrowing agreements with certain banks and other financial institutions. These borrowings were pledged by vehicles, certain investments, bank deposits, accounts receivable and loan receivables. As of December 31 2023, 2024 and 2025, the Group’s certain investments with carrying value of RMB940,000, RMB200,000 and nil were pledged as security for borrowings, the carrying value of other assets pledged as security for borrowings were not material.

Long-term borrowings

The aggregate principal amounts of long-term borrowings and applicable interest rates are as follows:

	As of December 31, 2025		As of December 31, 2024		As of December 31, 2023
	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate
		(per annum)		(per annum)		(per annum)

RMB borrowings	RMB45,316	3.50%	—	—	RMB830,700	5.00%~8.00%
RMB borrowings	—	—	—	—	RMB71,257	LPR+0.90%~1.80%
MXN borrowings	—	—	MXN994,215	TIIE+6.63%	MXN340,703	TIIE+6.63%
BRL borrowings	BRL121,667	CDI+2.00%~3.28%	BRL236,193	CDI+2.00%~4.50%	—	—
EUR borrowings	—	—	EUR8,986	5.88%	—	—

34. Borrowings (Continued)

Short-term borrowings

The aggregate principal amounts of short-term borrowings and applicable interest rates are as follows:

	As of December 31, 2025		As of December 31, 2024		As of December 31, 2023
	Amount	Interest rate	Amount	Interest rate	Amount	Interest rate
		(per annum)		(per annum)		(per annum)

RMB borrowings	RMB10,198,073	0.80%~3.50%	RMB8,641,189	0.92%~8.00%	RMB7,537,946	1.28%~8.00%
RMB borrowings	—	—	RMB571,391	LPR-0.20%~0.45%	RMB96,635	LPR+0.65%~1.80%
MXN borrowings	—	—	MXN858,174	TIIE+2.50%~3.75%	MXN149,730	TIIE+3.00%
USD borrowings	USD157,000	4.64%~5.74%	—	—	—	—
USD borrowings	USD70,000	SOFR+1.00%	USD159,715	SOFR+0.80% ~2.50%	—	—
BRL borrowings	BRL439,702	CDI+2.00%~4.50%	BRL63,600	CDI+2.00%~3.53%	—	—
EUR borrowings	—	—	EUR2,567	5.88%	—	—